Income Taxes - Summary of Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 974	$ 921
Additions based on tax positions related to current year	654	480
Reductions based on tax positions of prior year	0	(427)
Balance at end of the year	$ 1,628	$ 974